Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [line items]
Current tax liability	£ 84	£ 55
Provisions for tax uncertainties	104	152
Tax charges relating to share based payments	0	(5)	£ 4
2014 and earlier tax year [member]
Income tax [line items]
Provisions for tax uncertainties	104					£ 57
2015 tax year [member]
Income tax [line items]
Provisions for tax uncertainties					£ 17
2016 tax year [member]
Income tax [line items]
Provisions for tax uncertainties				£ 14
2017 tax year [member]
Income tax [line items]
Provisions for tax uncertainties			£ 3
2018 tax year [member]
Income tax [line items]
Provisions for tax uncertainties		£ 10
2019 tax year [member]
Income tax [line items]
Amount of Liabilities decrease	3
2020 tax year [member]
Income tax [line items]
Amount of Liabilities decrease	£ 10